DISPOSAL OF ASSETS	12 Months Ended
Dec. 31, 2014
Impairment or Disposal of Tangible Assets Disclosure [Abstract]
DISPOSAL OF ASSETS

28.	DISPOSAL OF ASSETS

In October 2011, Ship Finance sold the OBO carrier Front Striver to a third party and as a result, terminated the Company's long-term lease for the vessel. The Company made a termination payment of $8.1 million in 2012. A loss on disposal of $9.2 million was recognized in 2011, a further loss on disposal of $0.4 million was recognized in the second quarter of 2012 due to the write-off of inventory balances and included in discontinued operations.

In March 2012, the Company sold the Suezmax Front Alfa to an unrelated third party and recognized a loss of $2.1 million in the first quarter of 2012. An impairment loss for this vessel of $24.8 million was recorded in the third quarter of 2011.

In March 2012, the Company redelivered the Titan Orion (ex-Front Duke) to Ship Finance and the charter party for the vessel was terminated. The Company recorded a gain of $10.6 million in the first quarter of 2012, which is included in "Gain on sale of assets and amortization of deferred gains".

In June 2012, the Company agreed with Ship Finance to terminate the long term charter party for the OBO carrier Front Rider and that Ship Finance simultaneously sold the vessel. The charter party terminated on July 22, 2012. The Company recorded an impairment loss of $4.9 million in the second quarter of 2012 and recognized a loss on disposal of $0.1 million in the third quarter of 2012 included in discontinued operations.

In August 2012, the Company agreed with Ship Finance to terminate the long term charter party for the OBO carrier Front Climber and that Ship Finance simultaneously sold the vessel. The charter party terminated on October 15, 2012. The Company recorded an impairment loss of $4.2 million in the second quarter of 2012 and recognized a loss on disposal of $0.2 million in the fourth quarter of 2012 included in discontinued operations.

In October 2012, the Company agreed with Ship Finance to terminate the long term charter party for the OBO carrier Front Driver and that Ship Finance simultaneously sold the vessel. The charter party terminated on November 28, 2012. The Company recorded an impairment loss of $4.0 million in the second quarter of 2012 and recognized a loss on disposal of $0.8 million in the fourth quarter of 2012 included in discontinued operations.

In November 2012, the Company redelivered the Ticen Ocean (ex-Front Lady) to Ship Finance and the charter party for the vessel was terminated. The Company recorded a gain of $11.2 million in the fourth quarter of 2012, which is included in "Gain on sale of assets and amortization of deferred gains".

In December 2012, the Company agreed with Ship Finance to terminate the long term charter parties for the OBO carriers Front Viewer and Front Guider. The charter party on the Front Viewer terminated on December 18, 2012 and Ship Finance simultaneously sold the vessel. The charter party on the Front Guider terminated on March 13, 2013. As a result, the Company agreed to pay Ship Finance a termination fee of $23.5 million. The Company allocated $12.7 million of the termination payment to the Front Viewer and recorded loss of $16.5 million in discontinued operations in the fourth quarter of 2012. $10.8 million was allocated to the Front Guider which was included as part of the lease modification. This resulted in a $9.1 million increase in both the asset value and lease obligation. The Company recorded an impairment loss of $14.2 million in discontinued operations in the fourth quarter of 2012 in respect of Front Guider.

In January 2013, the Company terminated the charter party for the single hull VLCC Titan Aries (ex-Edinburgh) and recorded a gain of $7.6 million in the first quarter of 2013 which is included in "Gain on sale of assets and amortization of deferred gains".

In February 2013, the Company agreed with Ship Finance to terminate the long term time charter for the Suezmax tanker Front Pride. The charter party terminated on February 15, 2013 and Ship Finance simultaneously sold the vessel. The Company made a termination payment of $2.1 million and recorded an impairment loss of $4.7 million in 2012 and a loss on disposal of $0.2 million in 2013, which is included in "Gain on sale of assets and amortization of deferred gains".

In November 2013, the Company agreed with Ship Finance, to terminate the long term charter parties for the VLCCs Front Champion and Golden Victory, and Ship Finance simultaneously sold the vessels to unrelated third parties. The charter parties were terminated in November 2013 upon the redelivery of the vessels to Ship Finance. The Company recorded an impairment loss of $88.1 million in 2013 and a net gain of $13.8 million on the termination of the leases in the fourth quarter of 2013. The Company agreed to a compensation payment to Ship Finance of $89.9 million for the early termination of the charter parties, of which $10.9 million was paid upon termination and the balance was recorded as notes payable.

In March 2014, the Company sold the VLCC Ulysses (ex-Phoenix Voyager) to an unrelated third party and recorded a loss of $15.7 million in the first quarter of 2014, which is included in "Gain on sale of assets and amortization of deferred gains".

On July 15, 2014, several of the subsidiaries and related entities in the Windsor group, which owned four VLCCs, filed for reorganization under Chapter 11 of the U.S. Bankruptcy Code in the United States Bankruptcy Court in Wilmington, Delaware. The Company had been consolidating the Windsor group under the variable interest entity model and de-consolidated the group on July 15, 2014 as it lost control of the group as a consequence of the Chapter 11 filing. The Windsor group emerged from Chapter 11 in January 2015 at which time all of the debt in the Windsor group was converted into equity and ownership was transferred to the then current bondholders. The Company was appointed as commercial manager in January 2015 for the vessels that were owned by the Windsor group prior to its bankruptcy filing and this will be the Company's only ongoing involvement with the Windsor group.

In July 2014, the Company agreed with Ship Finance to terminate the long term charter parties for the 1999 built VLCCs Front Commerce, Front Comanche and Front Opalia and Ship Finance simultaneously sold the vessels to unrelated third parties. The charter parties for the Front Commerce, Front Comanche and Front Opalia terminated on November 4, 2014, November 12, 2014, and November 19, 2014, respectively. The Company agreed an aggregate compensation payment to Ship Finance of $58.8 million for the early termination of the charter parties, of which $10.5 million was paid upon termination and the balance was recorded as notes payable, with similar amortization profiles to the current lease obligations, with reduced rates until December 2015 and full rates from 2016. The Company recorded an impairment loss of $85.3 million in 2014 and a non-cash gain of $40.4 million on the termination of these leases in the fourth quarter of 2014, which is included in "Gain on sale of assets and amortization of deferred gains".

In September 2014, the Company agreed to sell the VLCC Ulriken (ex Antares Voyager) to an unrelated third party and recorded an impairment loss of $12.4 million in the third quarter. The vessel was delivered to the new owners in October 2014.

Pursuant to an early termination agreement between three of the Company's subsidiaries, which were accounted for under the equity method: (i) the bareboat charters for the Altair Voyager, Cygnus Voyager and Sirius Voyager were terminated as of October 1, 2014; (ii) the charter hire payments paid in connection with the early termination agreement were used to redeem the remaining outstanding debt related to these vessels; and (iii) the three vessels were sold. This was a cash neutral transaction, except for an amount of $1.3 million which became available to the Company, of which $0.7 million had been held in restricted cash.